Revenues	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenues
Note 19 - Revenues

	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Sale of electricity	482,918	364,911	238,968
Sales of Green certificates	4,114	3,661	3,840
Operation of facilities	-	-	4,634
Construction services	-	3,997	419
Management and development fees	1,564	5,366	7,841

Total	488,596	377,935	255,702